SUMMARY PROSPECTUS	Calvert Signature StrategiesTM	Calvert Investments
January 31, 2010	Sustainable and Socially Responsible Equity Funds	A UNIFI Company
CALVERT LARGE CAP GROWTH FUND
Class (Ticker):	A (CLGAX)	B (CLGBX)	C (CLGCX)	Y (CLGYX)

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. The Fund's Prospectus and Statement of Additional Information (the "SAI"), both dated January 31, 2010, are incorporated by reference into this Summary Prospectus. You can find the Fund's Prospectus, the SAI, and other information about the Fund online at www.calvert.com/prospectus. You can also get this information at no cost by calling 1-800-368-2745 or by sending an e-mail request to Prospectusrequest@calvert.com, or by asking a financial professional who offers shares of the Fund.

INVESTMENT OBJECTIVE

The Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more) through holdings that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Standard & Poor's ("S&P") 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 87 and "Reduced Sales Charges" on page 90 of the Fund's Prospectus, and under "Method of Distribution" on page 45 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) [1]	None	5.00%	1.00%	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C	Class Y
Management fees	0.67%	0.67%	0.67%	0.67%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses	0.46%	0.66%	0.46%	8.65%
Total annual fund operating expenses	1.38%	2.33%	2.13%	9.32%
Less fee waiver and/or expense reimbursement [2]	(0.11%)	(0.06%)	--	(8.30%)
Net expenses	1.27%	2.27%	--	1.02%

1 The contingent deferred sales charge reduces over time.

2 Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A, Class B, Class C and Class Y through January 31, 2011. Direct net operating expenses will not exceed 1.50% for Class A, 2.50% for Class B, 2.50% for Class C and 1.25% for Class Y. Calvert has further agreed to contractually limit direct net operating expenses for Class Y to 3.00% through January 31, 2020. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires. The contractual expense cap is exclusive of any performance fee adjustments.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	Class A	Class B		Class C		Class Y
		Sold	Held	Sold	Held
1	$598	$730	$230	$316	$216	$104
3	$881	$1,122	$722	$667	$667	$693
5	$1,184	$1,440	$1,240	$1,144	$1,144	$1,309
10	$2,045	$2,424	$2,424	$2,462	$2,462	$2,972

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate for Classes A, B and C was 58% of its portfolio's average value and 55% for Class Y.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests in a diversified portfolio of U.S. common stocks of companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in large-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines large-cap companies as those whose market capitalization falls within the range of the S&P 500 Index ($1.1 billion to $323.7 billion as of December 31, 2009). The S&P 500 Index is reconstituted from time to time. The Fund normally seeks to have a weighted average market capitalization of at least $10 billion.

The Subadvisor employs several multi-factor computer models to identify companies with above-average growth and momentum characteristics. The Fund may also invest up to 25% of its net assets in foreign securities.

As part of a secondary strategy, the Subadvisor may purchase or sell stock index futures and may purchase options on exchange-traded stock indices and stock index futures for purposes of hedging, speculation or leverage. Stock index futures and options are derivatives. The Subadvisor would use these investments only to keep the Fund's long-term average market risk roughly equal to that of the market itself. The Fund may use these kinds of futures and options to increase exposure to the stock market when the Subadvisor perceives market conditions are favorable and to decrease exposure to the stock market when it perceives market conditions are unfavorable. To increase exposure, the Fund may establish long stock index futures positions or buy exchange-traded call options on both stock indices and stock index futures. To decrease exposure, the Fund may establish short stock index futures positions or buy exchange-traded put options on both stock indices and stock index futures. At any time, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Subadvisor does not intend to leverage overall market risk in the long term.

The Subadvisor purchases and sells securities for the Fund's portfolio based on information derived from its proprietary stock ranking and rating models. Stocks that are rated as sufficiently attractive in the models may be purchased. When a Fund holding deteriorates in ranking or rating, it may be sold.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual stocks in the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Fund's volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. ("Bridgeway") was reorganized into the Class I shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. Class I shares (not offered in this prospectus) have an inception date of 8/5/94, and Class A, B and C shares have an actual inception date of 10/31/00. Performance results prior to 10/31/00 for Class A shares of the Calvert Large Cap Growth Fund reflect the performance of Bridgeway since its inception on 8/5/94. In the bar chart, and in the table for Class A returns before and after taxes, performance results before 10/31/00 therefore are for Class I. Class I shares did not have Rule 12b-1 fees, and performance of Class A would have been lower if Rule 12b-1 fees of Class A had been reflected.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Year-by-Year Total Return (Class A at NAV)

Best Quarter (of periods shown)	Q3 '09	15.63%
Worst Quarter (of periods shown)	Q4 '08	-25.29%

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	26.28%	-2.12%	-2.49%
Return after taxes on distributions	26.24%	-2.16%	-2.83%
Return after taxes on distributions and sale of Fund shares	17.13%	-1.79%	-2.23%
S&P 500 Index	26.47%	0.42%	-0.95%
Lipper Large-Cap Growth Funds Avg.	35.03%	0.89%	-2.90%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)
Average Annual Total Returns (as of 12-31-09) (with maximum sales charge deducted)	1 year	5 years	Since Inception (10/31/00)
Class B	26.35%	-2.23%	-2.51%
Class C	30.49%	-1.93%	-2.42%
Class Y	33.03%	-1.09%	-1.57%
S&P 500 Index	26.47%	0.42%	-0.84%
Lipper Large-Cap Growth Funds Avg.	35.03%	0.89%	-3.14%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Asset Management Company, Inc.

Investment Subadvisor. Bridgeway Capital Management, Inc. ("Bridgeway Capital")
Portfolio Manager Name	Title	Length of Time Managing Fund

John N.R. Montgomery	President, Bridgeway Capital	Since August 1994

BUYING AND SELLING SHARES

Effective as of the close of business (4 p.m. ET) on February 26, 2010, Class B shares of the Fund will no longer be offered for new purchases, as described under "Choosing a Share Class" on page 87 of the Fund's Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund's net asset value, determined after receipt of your request in good order.
Minimum to Open Fund Account	Minimum Additional Investments
$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A, B and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

Investment Company Act file:
No. 811-10045 Calvert Impact Fund, Inc.